[COHEN & STEERS LETTERHEAD]

March 18, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cohen & Steers Emerging Markets Real Estate Fund, Inc.

(formerly named Cohen & Steers Asia Pacific Realty Shares, Inc.)

Securities Act File No. 333-133538; Investment Company Act File No. 811-21894

Ladies and Gentlemen:

On behalf of Cohen & Steers Emerging Markets Real Estate Fund, Inc. (formerly named Cohen & Steers Asia Pacific Realty Shares, Inc.) (the “Fund”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Fund’s Prospectus, dated March 1, 2011, as filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 2, 2011 (the “497 Filing”).

Any questions or comments on this filing should be directed to the undersigned at 212-796-9373.

Very truly yours,

/s/ Erik Barrios Erik Barrios